BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Tables)	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT EVENTS
Schedule of new line items in the statement of income

Current line item:	Previously included in line item:

Policy fees(a)	Premiums and other considerations
Aircraft leasing revenues and Aircraft leasing expenses, respectively	Other income and Other expenses, respectively
Interest credited to policyholder account balances(b)	Policyholder benefits and claims incurred
Amortization of deferred acquisition costs	Policy acquisition and other insurance expenses

(a)
Represents fees recognized from universal life and investment-type products, consisting of policy charges for the cost of insurance, policy administration charges, amortization of unearned revenue reserves and surrender charges.

(b)
Represents interest on account-value-based policyholder deposits, consisting of amounts credited on non-equity-indexed account values, accretion to the host contract for equity indexed products, and net amortization of sales inducements.

Schedule of supplementary disclosure of consolidated cash flow information

Years Ended December 31, (in millions)	2011	2010	2009

Cash paid during the period for:
Interest*	$(8,985)	$(5,166)	$(5,777)
Taxes	$(716)	$(1,002)	$(226)
Non-cash financing/investing activities:
Noncontrolling nonvoting callable, junior and senior preferred interests held by Federal Reserve Bank of New York	$-	$-	$25,000
Interest credited to policyholder contract deposits included in financing activities	$4,750	$9,294	$12,615
Long-term debt reduction due to deconsolidations	$-	$-	$775
Exchange of equity units and extinguishment of junior subordinated debentures	$-	$3,657	$-
Exchange of junior subordinated debentures for senior notes	$(2,392)	$-	$-
Senior notes exchanged for junior subordinated debentures	$1,843	$-	$-
Non-cash consideration received from sale of ALICO	$-	$9,041	$-
Debt assumed on consolidation of variable interest entities	$-	$2,591	$-
Debt assumed on acquisition	$299	$164	$-

*
2011 includes payment of FRBNY credit facility accrued compounded interest of $4.7 billion, before the facility was terminated on January 14, 2011 in connection with the Recapitalization.